                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment           [ ] Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell             Dallas, TX      August 14, 2006
---------------------------------   (City, State)   (Date)
(Signature)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total: 953,818 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                                     COLUMN 5                                COLUMN 8
                                COLUMN 2               COLUMN 4 ------------------  COLUMN 6  COLUMN 7   VOTING AUTHORITY
          COLUMN 1              TITLE OF     COLUMN 3    VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER            CLASS        CUSIP     (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
       --------------        ------------- ----------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ABB Ltd.                     SPONSORED ADR 000375-20-4    24464 1,887,673  SH  N/A    SOLE        0      0  1,887,673   0
ARCH COAL INC                     COM      039380-10-0    43210 1,020,068  SH  N/A    SOLE        0      0  1,020,068   0
BJ SVCS CO                        COM      055482-10-3    35600   956,220  SH  N/A    SOLE        0      0    956,220   0
CONOCOPHILLIPS                    COM      20825C-10-4    30212   461,048  SH  N/A    SOLE        0      0    461,048   0
CONSOL ENERGY INC                 COM      20854P-10-9    42104   902,164  SH  N/A    SOLE        0      0    902,164   0
DENBURY RESOURCES INC             COM      247916-20-8    45954 1,452,393  SH  N/A    SOLE        0      0  1,452,393   0
DRESSER RAND GROUP INC            COM      261608-10-3    20568   875,986  SH  N/A    SOLE        0      0    875,986   0
EOG RES INC                       COM      26875P-10-1    63074   907,926  SH  N/A    SOLE        0      0    907,926   0
FOUNDATION COAL HOLDINGS INC      COM      35039W-10-0     5346   116,490  SH  N/A    SOLE        0      0    116,490   0
GLOBALSANTAFE CORP                SHS      G3930E-10-1    42593   738,177  SH  N/A    SOLE        0      0    738,177   0
GREENBRIER COS INC                COM      393657-10-1    11098   335,691  SH  N/A    SOLE        0      0    335,691   0
INTEROIL CORP                     COM      460951-10-6     2185   115,000  SH  N/A    SOLE        0      0    115,000   0
JACOBS ENGR GROUP INC             COM      469814-10-7    27134   339,860  SH  N/A    SOLE        0      0    339,860   0
MARINER ENERGY INC                COM      56845T-30-5    10707   582,558  SH  N/A    SOLE        0      0    582,558   0
MASSEY ENERGY CORP                COM      576206-10-6    33496   929,142  SH  N/A    SOLE        0      0    929,142   0
MURPHY OIL CORP                   COM      626717-10-2    44426   793,893  SH  N/A    SOLE        0      0    793,893   0
OCCIDENTAL PETE CORP-DEL          COM      674599-10-5    29625   288,436  SH  N/A    SOLE        0      0    288,436   0
PEABODY ENERGY CORP               COM      704549-10-4    65480 1,170,541  SH  N/A    SOLE        0      0  1,170,541   0
QUICKSILVER RESOURCES INC         COM      74837R-10-4    44072 1,197,599  SH  N/A    SOLE        0      0  1,197,599   0
ROWAN COMPANIES INC               COM      779382-10-0    18121   509,158  SH  N/A    SOLE        0      0    509,158   0
SHAW GROUP INC                    COM      820280-10-5     4130   151,402  SH  N/A    SOLE        0      0    151,402   0
SUNCOR ENERGY INC                 COM      867229-10-6   120882 1,492,183  SH  N/A    SOLE        0      0  1,492,183   0
TESORO PETROLEUM CORP COM         COM      881609-10-1    54155   728,180  SH  N/A    SOLE        0      0    728,180   0
TRANSOCEAN INC                    ORD      G90078-10-9    52244   650,605  SH  N/A    SOLE        0      0    650,605   0
VALERO ENERGY CORP NEW            COM      91913Y-10-0    82938 1,246,813  SH  N/A    SOLE        0      0  1,246,813   0